Risks and Uncertainties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of translation of financial statements of foreign subsidiary
	June 30, 2021	December 31, 2020

Balance sheet items, except for equity accounts	6.4612	6.5326

	For the Six Months Ended June 30,
	2021	2020

Items in the statements of operations, comprehensive loss and statements of cash flows	6.4700	7.0339

	December 31,	December 31,
	2020	2019
Balance sheet items, except for equity accounts	6.5326	6.9680

	For the years ended December 31,
	2020	2019
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.9020	6.9088